Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2019
Lease Prepayments
Schedule of Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31, 2019		December 31, 2018
	RMB	US$	RMB
Non-current portion	15,762	2,264	16,296
Current portion - amount charged to expense within a year	524	75	524
	16,286	2,339	16,820